Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 452.0		$ 385.3
Oil and copper derivative contracts	29.1
Gold and foreign exchange derivative contracts			127.6
Environmental rehabilitation costs5	466.6		436.3
Finance lease liabilities	429.0		332.9		$ 88.6
South Deep dividend	6.8		8.5
Total	3,433.4		3,691.3
US dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	1,333.5		1,685.9
Interest	354.0		424.1
Australian Dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		$ 200.0		$ 168.5
Interest		13.1		7.7
Within one year [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	452.0		385.3
Oil and copper derivative contracts	21.8
Gold and foreign exchange derivative contracts			127.6
Environmental rehabilitation costs5	19.6		11.9
Finance lease liabilities	88.4		63.9
South Deep dividend	0.9		1.4
Total	732.7		1,362.5
Within one year [member] | US dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	83.5		685.9
Interest	62.0		81.0
Within one year [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Interest		4.5		5.5
Later than one and not later than five years [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Oil and copper derivative contracts	7.3
Environmental rehabilitation costs5	34.3		28.4
Finance lease liabilities	228.7		178.2
South Deep dividend	3.6		3.8
Total	1,421.1		1,090.2
Later than one and not later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	750.0		500.0
Interest	188.6		209.1
Later than one and not later than five years [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital		200.0		168.5
Interest		$ 8.6		$ 2.2
Later than five years [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Environmental rehabilitation costs5	412.7		396.0
Finance lease liabilities	261.2		205.3
South Deep dividend	2.3		3.3
Total	1,279.6		1,238.6
Later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	500.0		500.0
Interest	$ 103.4		$ 134.0